FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 APRIL 30, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
          (the "Trust" or "Registrant")
           1933 Act File No. 2-89028
           1940 Act File No. 811-3947


Dear Sir or Madam:


     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective Amendment No. 41 on April 27, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7262.

                                                   Very truly yours,


                                                   /s/ Travis E. Williams
                                                   Travis E. Williams
                                                   Assistant Secretary